EQUITY INFORMATION	6 Months Ended
Dec. 31, 2023
EQUITY INFORMATION
EQUITY INFORMATION

9.   EQUITY INFORMATION

Capital issued

As of December 31, 2023, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 62,828,025 ordinary shares issued and outstanding, (iii) 1,000,000 preferred shares ($0.0001 par value) authorized, (iv) no preferred shares issued and outstanding, (v) 3,947,634 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,258,016 shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.